Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of inventories [Abstract]
In-process precious metals	$ 53.6	$ 131.6
Ore in stockpiles	35.4	44.1
Parts and supplies	45.7	41.5
Dore, refined precious metals and gold in concentrate	5.5	12.7
Inventories	140.2	229.9
Less: Long-term inventory	(30.0)	(68.7)
Inventory	$ 110.2	$ 161.2